INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS INCLUDING GOODWILL
Net carrying amount increase	$ 1,201
Impairment of intangible assets	0	$ 0
Intangible asset amortization expense	1,544	1,193	$ 1,347
Retirement of fully amortized intangible assets	$ 817	$ 1,809